BORROWINGS - BURNSTONE DEBT (Details) R in Millions, $ in Millions		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2018 ZAR (R) R / kg R / $	Dec. 31, 2017 ZAR (R) R / kg R / $	Dec. 31, 2016 ZAR (R) R / kg R / $	Jul. 01, 2014 USD ($)	Jul. 01, 2014 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Borrowings			R 25,649.5	R 8,973.8	R 8,973.8	R 24,504.7	R 25,649.5	R 8,973.8
Balance at beginning of period			25,649.5	8,973.8
Accrued interest and unwinding of amortised cost			538.3	251.8	141.4
(Gain)/loss on foreign exchange differences			(1,169.1)	(292.4)	(219.6)
Loans repaid			(21,231.5)	(55,719.5)	(11,834.7)
Balance at end of period			R 24,504.7	25,649.5	8,973.8
Revised gold prices | R / kg						585,500	545,000	570,000
Burnstone
Disclosure of detailed information about borrowings [line items]
Borrowings										R 1,883.9
Bank Lenders participation in Burnstone free cash flow after Burnstone Debt repaid in full		10.00%	10.00%
Maximum participation in Burnstone free cash flow after Burnstone Debt repaid in full | $		$ 63.0
Burnstone Debt
Disclosure of detailed information about borrowings [line items]
Borrowings			R 1,537.5	1,752.6	1,808.3	R 1,145.1	R 1,537.5	R 1,752.6	$ 178.1
Burnstone assets						2,000.0
Period of the life-of-mine plan		20 years	20 years
Balance at beginning of period			R 1,537.5	1,752.6	1,808.3
Accrued interest and unwinding of amortised cost			152.9	141.6	139.4
(Gain)/loss on revised estimated cash flows						R (804.6)	R (181.7)	R 29.3
(Gain)/loss on foreign exchange differences			259.3	(175.0)	(224.4)
Borrowings on acquisition of subsidiary										R 1,007.6
Balance at end of period			R 1,145.1	R 1,537.5	R 1,752.6
Exchange rates | R / $						14.00	12.94	13.68
A1 U S $0.2 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									0.2
A2 U S $7.8 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									7.8
Free cash flow used to repay Wits Gold Loan (as a percent)	50.00%
Free cash flow used to repay Burnstone Debt (as a percent)	50.00%
A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Free cash flow used to repay Wits Gold Loan (as a percent)		90.00%	90.00%
Free cash flow used to repay Burnstone Debt (as a percent)		10.00%	10.00%
Free cash flow used to repay Burnstone Debt after settlement of Wits Gold Loan (as a percent)		30.00%	30.00%
A3 U S $51.0 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									51.0
A4 U S $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $									$ 119.1
LIBOR | A3 U S $51.0 Million And A4 US $119.1 Million [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate margin									4.00%	4.00%